                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-08287

Exact Name of Registrant
(as specified in charter):      Cohen & Steers Realty Income Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2005







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Item 1. Schedule of Investments


--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE          YIELD(a)
                                                 ---------   --------------   ------------
EQUITIES                                98.25%(b)
  COMMON STOCK                          88.68%
    DIVERSIFIED                          6.24%
         Colonial Properties Trust.............    552,400   $   21,217,684       7.03%
         iStar Financial.......................    711,700       29,307,806       7.12
         Lexington Corporate Properties
            Trust..............................    749,400       16,441,836       6.56
         Vornado Realty Trust..................    502,900       34,835,883       4.39
                                                             --------------
                                                                101,803,209
                                                             --------------
    HEALTH CARE                          6.91%
         Health Care Property Investors........  1,673,300       39,272,351       7.16
         Healthcare Realty Trust...............    206,900        7,539,436       7.14
         Health Care REIT......................    499,600       15,987,200       7.50
         Nationwide Health Properties..........  1,043,400       21,087,114       7.32
         Ventas................................  1,149,900       28,701,504       5.77
                                                             --------------
                                                                112,587,605
                                                             --------------
    HOTEL                                2.63%
         Equity Inns...........................  1,343,000       14,813,290       5.44
         Hospitality Properties Trust..........    480,600       19,406,628       7.13
         Strategic Hotel Capital...............    593,900        8,730,330       5.99
                                                             --------------
                                                                 42,950,248
                                                             --------------
    INDUSTRIAL                           2.04%
         EastGroup Propterties.................    264,800        9,982,960       5.15
         First Industrial Realty Trust.........    614,300       23,238,969       7.35
                                                             --------------
                                                                 33,221,929
                                                             --------------
    MORTGAGE                             2.05%
         Capital Trust.........................     82,600        2,740,668       6.63
         Newcastle Investment Corp.............  1,036,273       30,673,681       8.45
                                                             --------------
                                                                 33,414,349
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by its value at March 31, 2005.
(b) Percentages indicated are based on net assets of the fund.

--------------------------------------------------------------------------------
                                      2

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    OFFICE                              29.36%
         Arden Realty..........................  1,783,000   $   60,354,550       5.97%
         BioMed Realty Trust...................    208,800        4,301,280       5.24
         Boston Properties.....................    272,700       16,424,721       4.32
         Brandywine Realty Trust...............  1,630,100       46,294,840       6.20
         CarrAmerica Realty Corp...............  1,397,100       44,078,505       6.34
         CRT Properties........................  1,336,100       29,100,258       6.43
         Equity Office Properties Trust........  2,497,600       75,252,688       6.64
         HRPT Properties Trust.................  1,666,300       19,845,633       7.05
         Highwoods Properties..................    646,900       17,349,858       6.34
         Kilroy Realty Corp....................    657,000       26,877,870       4.99
         Mack-Cali Realty Corp.................    792,700       33,570,845       5.95
         Maguire Properties....................    685,300       16,364,964       6.70
         Prentiss Properties Trust.............  1,096,300       37,449,608       6.56
         Reckson Associates Realty Corp........  1,672,400       51,342,680       5.53
                                                             --------------
                                                                478,608,300
                                                             --------------
    OFFICE/INDUSTRIAL                    1.74%
         Liberty Property Trust................    605,200       23,633,060       6.25
         Mission West Properties...............    450,300        4,773,180       6.04
                                                             --------------
                                                                 28,406,240
                                                             --------------

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                                       3

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    RESIDENTIAL                         20.54%
       APARTMENT                        18.91%
         AMLI Residential Properties Trust.....  1,114,000   $   30,512,460       7.01%
         American Campus Communities...........    491,000       10,311,000       6.43
         Apartment Investment & Management
            Co.................................    465,600       17,320,320       6.45
         Archstone-Smith Trust.................    857,800       29,259,558       5.04
         AvalonBay Communities.................    480,900       32,167,401       4.25
         Education Realty Trust................    485,500        8,073,865       7.16
         Equity Residential....................  1,511,300       48,678,973       5.37
         GMH Communities Trust.................    777,400        9,103,354         --
         Gables Residential Trust..............    912,300       30,379,590       7.24
         Home Properties.......................  1,274,700       49,458,360       6.49
         Mid-America Apartment Communities.....    371,000       13,541,500       6.41
         Post Properties.......................    466,800       14,489,472       5.80
         Town and Country Trust................    563,100       14,893,995       6.50
                                                             --------------
                                                                308,189,848
                                                             --------------
       MANUFACTURED HOME                 1.63%
         Affordable Residential Communities....    861,500       10,897,975       9.88
         Sun Communities.......................    439,700       15,741,260       7.04
                                                             --------------
                                                                 26,639,235
                                                             --------------
         TOTAL RESIDENTIAL.....................                 334,829,083
                                                             --------------
    SELF STORAGE                         3.29%
         Extra Space Storage...................  1,349,300       18,215,550       6.74
         Shurgard Storage Centers..............    449,400       18,416,412       5.37
         Sovran Self Storage...................    204,500        8,104,335       6.11
         U-Store-It Trust......................    514,200        8,947,080       6.44
                                                             --------------
                                                                 53,683,377
                                                             --------------

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

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    SHOPPING CENTER                     13.88%
       COMMUNITY CENTER                  7.64%
         Cedar Shopping Centers................    625,900   $    8,912,816       6.32%
         Developers Diversified Realty Corp....    804,100       31,962,975       5.43
         Heritage Property Investment Trust....    803,100       23,836,008       7.08
         Inland Real Estate Corp...............  1,283,900       19,297,017       6.25
         Kramont Realty Trust..................    809,300       18,937,620       5.56
         New Plan Excel Realty Trust...........    397,600        9,983,736       6.57
         Ramco-Gershenson Properties Trust.....    425,700       11,557,755       6.45
                                                             --------------
                                                                124,487,927
                                                             --------------
       REGIONAL MALL                     6.24%
         Glimcher Realty Trust.................    861,000       20,405,700       8.11
         Macerich Co...........................    447,300       23,832,144       4.88
         Mills Corp............................    401,200       21,223,480       4.74
         Pennsylvania Real Estate Investment
            Trust..............................    273,100       11,011,392       5.36
         Simon Property Group..................    417,500       25,292,150       4.62
                                                             --------------
                                                                101,764,866
                                                             --------------
         TOTAL SHOPPING CENTER.................                 226,252,793
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $1,154,508,571)........               1,445,757,133
                                                             --------------
  PREFERRED STOCK                        9.57%
    DIVERSIFIED                          1.39%
         Colonial Properties Trust, 8.125%,
            Series D...........................    120,400        3,048,528       8.02
         Crescent Real Estate Equities Co.,
            6.75%, Series A (Convertible)......    281,900        6,066,488       7.84
         Digital Realty Trust, 8.50%,
            Series A...........................     68,000        1,768,000       8.17
         Entertainment Properties Trust, 7.75%,
            Series B...........................    172,000        4,310,320       7.73
         iStar Financial, 7.80%, Series F......     94,400        2,440,240       7.54
         iStar Financial, 7.65%, Series G......    200,300        5,033,539       7.59
                                                             --------------
                                                                 22,667,115
                                                             --------------

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                                       5

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    HEALTH CARE                          1.48%
         Health Care REIT, 7.625%, Series F....    352,800   $    8,820,000       7.62%
         LTC Properties, 8.00%, Series F.......    200,000        5,146,000       7.77
         Nationwide Health Properties, 7.677%,
            Series P...........................     49,800        5,008,012       7.63
         Omega Healthcare Investors, 8.375%,
            Series D...........................    200,000        5,200,000       8.05
                                                             --------------
                                                                 24,174,012
                                                             --------------
    HOTEL                                0.73%
         FelCor Lodging Trust, $1.95, Series A
            (Convertible)......................     48,900        1,209,786       7.88
         FelCor Lodging Trust, 9.00%,
            Series B...........................     28,100          722,170       8.84
         Innkeepers USA Trust, 8.00%,
            Series C...........................    167,600        4,206,760       7.97
         Strategic Hotel Capital, 8.50%,
            Series 144A........................    129,700        3,226,288       8.54
         Sunstone Hotel Investors, 8.00%,
            Series A...........................    100,000        2,495,000       8.00
                                                             --------------
                                                                 11,860,004
                                                             --------------
    MORTGAGE                             0.09%
         Newcastle Investment Corp., 9.75%,
            Series B...........................     51,600        1,388,040       9.08
                                                             --------------
    OFFICE                               1.96%
         Alexandria Real Estate Equities,
            9.10%, Series B....................     28,700          755,097       8.74
         Cousins Properties, 7.50%,
            Series B...........................    180,000        4,500,000       7.46
         HRPT Properties Trust, 8.75%,
            Series B...........................    158,100        4,226,013       8.18
         Highwoods Properties, 8.625%,
            Series A...........................      7,400        7,538,750       8.47
         Highwoods Properties, 8.00%,
            Series B...........................     22,900          572,958       7.99
         Kilroy Realty, 7.80%, Series E........     19,314          485,747       7.75
         Kilroy Realty, 7.50%, Series F........    270,840        6,716,832       7.56
         Maguire Properties, 7.625%,
            Series A...........................    125,300        3,113,705       7.67
         SL Green Realty Corp, 7.625%,
            Series C...........................    159,300        4,038,255       7.55
         SL Green Realty Corp, 7.875%,
            Series D...........................      1,261           31,739       7.82
                                                             --------------
                                                                 31,979,096
                                                             --------------
    OFFICE/INDUSTRIAL                    0.29%
         PS Business Parks, 8.75%, Series F....     66,000        1,722,600       8.38
         PS Business Parks, 7.00%, Series H....     94,500        2,294,460       7.20
         PS Business Parks, 7.60%, Series L....     28,000          703,080       7.55
                                                             --------------
                                                                  4,720,140
                                                             --------------

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                                       6

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
    RESIDENTIAL                          0.97%
       APARTMENT                         0.66%
         Apartment Investment & Management Co.,
            9.375%, Series G...................     73,000   $    1,941,800       8.81%
         Apartment Investment & Management Co.,
            10.10%, Series Q...................     52,800        1,382,304       9.64
         Apartment Investment & Management Co.,
            10.00%, Series R...................    116,100        3,053,430       9.51
         Mid-America Apartment Communities,
            8.30%, Series H....................    171,800        4,415,260       8.07
                                                             --------------
                                                                 10,792,794
                                                             --------------
       MANUFACTURED HOME                 0.31%
         Affordable Residential Communities,
            8.25%, Series A....................    200,000        5,020,000       8.22
                                                             --------------
         TOTAL RESIDENTIAL.....................                  15,812,794
                                                             --------------
    SHOPPING CENTER                      2.48%
       COMMUNITY CENTER                  0.61%
         Cedar Shopping Centers, 8.875%,
            Series A...........................    132,000        3,465,000       8.45
         Developers Diversified Realty Corp.,
            8.60%, Series F....................     63,900        1,679,931       8.18
         Kramont Realty Trust, 8.25%,
            Series E...........................    123,000        3,119,280       8.13
         Ramco-Gershenson Property Trust,
            9.50%, Series B....................     25,000          673,125       8.85
         Urstadt Biddle Properties, 8.50%,
            Series C...........................     10,000        1,100,000       7.73
                                                             --------------
                                                                 10,037,336
                                                             --------------

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                                       7

--------------------------------------------------------------------------------
                     COHEN & STEERS REALTY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                 OF SHARES       VALUE           YIELD
                                                 ---------   --------------   ------------
       REGIONAL MALL                     1.87%
         CBL & Associates Properties, 8.75%,
            Series B...........................     48,800   $    2,618,608       8.15%
         CBL & Associates Properties, 7.75%,
            Series C...........................     64,200        1,637,100       7.60
         CBL & Associates Properties, 7.375%,
            Series D...........................    300,200        7,420,944       7.46
         Glimcher Realty Trust, 8.75%,
            Series F...........................     63,100        1,640,600       8.41
         Glimcher Realty Trust, 8.125%,
            Series G...........................    140,000        3,514,000       8.09
         Mills Corp., 9.00%, Series B..........    147,000        3,880,800       8.56
         Mills Corp., 9.00%, Series C..........     43,800        1,145,808       8.60
         Mills Corp., 8.75%, Series E..........     68,700        1,794,444       8.37
         Pennsylvania Real Estate Investment
            Trust, 11.00%, Series A............      9,800          572,810       9.41
         Taubman Centers, 8.30%, Series A......     76,300        1,924,286       8.23
         Taubman Centers, 8.00%, Series G......    167,000        4,325,300       7.72
                                                             --------------
                                                                 30,474,700
                                                             --------------
         TOTAL SHOPPING CENTER.................                  40,512,036
                                                             --------------
    SPECIALTY                            0.18%
         Capital Automotive REIT, 7.50%,
            Series A...........................    119,400        2,955,150       7.58
                                                             --------------
              TOTAL PREFERRED STOCK
                (Identified
                cost -- $149,056,336)..........                 156,068,387
                                                             --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,303,564,907).............   98.25%               1,601,825,520(a)
OTHER ASSETS IN EXCESS OF
  LIABILITIES.........................    1.75                   28,546,696
                                        -------              --------------
NET ASSETS............................  100.00%              $1,630,372,216
                                        ======               --------------

------------------
(a) At March 31, 2005, net unrealized appreciation was $298,260,613 based on cost for federal income tax purposes of $1,303,564,907. This consisted of aggregate gross unrealized appreciation on investments of $304,215,826 and aggregate gross unrealized depreciation on investments of $5,955,213.

--------------------------------------------------------------------------------
                                       8

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


COHEN & STEERS REALTY INCOME FUND, INC.


By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Steers                         By: /s/ Martin Cohen
    --------------------------------                 --------------------------------------
        Name:  Robert H. Steers                      Name:  Martin Cohen
        Title: Chairman, Secretary                   Title: President, Treasurer
               and principal executive officer              and principal financial officer

         Date: May 27, 2005


                                       10